Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class T, Class B and Class C
November 28, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The following information replaces the similar information in the first paragraph found under "Principal Investment Strategies" under the heading "Investment Details" in the "Fund Basics" section.

The Adviser defines real return as total return reduced by the expected impact of inflation. In seeking real return, the Adviser expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked derivative instruments and related investments, and REITs and other real estate related investments.

The following information replaces the similar information in the third paragraph found under "Principal Investment Strategies" under the heading "Investment Details" in the "Fund Basics" section.

The floating rate loan category includes floating rate loans, many of which are lower quality, and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category includes U.S. dollar-denominated inflation-protected debt securities such as those issued by the U.S. Treasury, inflation-protected debt securities issued by other U.S. Government agencies and instrumentalities and other entities such as corporations and foreign governments, mortgage and other debt securities, swaps, and futures. The commodity-linked derivative instruments and related investments category includes commodity-linked, other commodity-linked derivative instruments, such as commodity futures and swaps, and commodity-related equity securities that seek to outperform the performance of an index chosen by the Adviser to represent the commodities market, as well as short-term investment-grade debt securities. As of September 30, 2015, the Adviser was using the Bloomberg Commodity Index Total Return to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry.

The following information replaces the similar information in the third paragraph found under "Description of Principal Security Types" under the heading "Investment Details" in the "Fund Basics" section.

Commodity-linked derivative instruments are indexed to a single commodity or basket of commodities. Commodity-linked derivative instruments may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change.

The following information replaces the similar information found under "Principal Investment Risks" under the heading "Investment Details" in the "Fund Basics" section.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of individual commodities and the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, and may be subject to the credit risks associated with the issuer or counterparty. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures. In addition, the regulatory and tax environment for commodity linked derivative instruments is evolving, and changes in the regulation or taxation of such investments may have a material adverse impact on the fund.

The following information supplements the information found under "Principal Investment Risks" under the heading "Investment Details" in the "Fund Basics" section.

Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which the fund’s positions trade or of its clearing houses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a particular commodity futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. If triggered, these limits could prevent the fund from liquidating unfavorable positions and subject the fund to losses or prevent it from entering into desired trades during the particular trading day. A commodity futures contract could also move to the daily limit for several consecutive trading days with little or no trading, thereby further prolonging the liquidation of positions and subjecting some holders of such futures contracts to additional losses. In extraordinary circumstances, a futures exchange or the applicable regulator could suspend trading in a particular futures contract, or order liquidation or settlement of all open positions in such contract.

ARRS-16-02 1.820981.126	April 1, 2016

Supplement to the
Fidelity® Strategic Real Return Fund
Class I
November 28, 2015
Prospectus

The following information replaces the similar information in the first paragraph found under "Principal Investment Strategies" under the heading "Investment Details" in the "Fund Basics" section.

The Adviser defines real return as total return reduced by the expected impact of inflation. In seeking real return, the Adviser expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked derivative instruments and related investments, and REITs and other real estate related investments.

The following information replaces the similar information in the third paragraph found under "Principal Investment Strategies" under the heading "Investment Details" in the "Fund Basics" section.

The floating rate loan category includes floating rate loans, many of which are lower quality, and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category includes U.S. dollar-denominated inflation-protected debt securities such as those issued by the U.S. Treasury, inflation-protected debt securities issued by other U.S. Government agencies and instrumentalities and other entities such as corporations and foreign governments, mortgage and other debt securities, swaps, and futures. The commodity-linked derivative instruments and related investments category includes commodity-linked notes, other commodity-linked derivative instruments, such as commodity futures and swaps, and commodity-related equity securities that seek to outperform the performance of an index chosen by the Adviser to represent the commodities market, as well as short-term investment-grade debt securities. As of September 30, 2015, the Adviser was using the Bloomberg Commodity Index Total Return to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry.

The following information replaces the similar information in the third paragraph found under "Description of Principal Security Types" under the heading "Investment Details" in the "Fund Basics" section.

Commodity-linked derivative instruments are indexed to a single commodity or basket of commodities. Commodity-linked derivative instruments may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change.

The following information replaces the similar information found under "Principal Investment Risks" under the heading "Investment Details" in the "Fund Basics" section.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of individual commodities and the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, and may be subject to the credit risks associated with the issuer or counterparty. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures. In addition, the regulatory and tax environment for commodity linked derivative instruments is evolving, and changes in the regulation or taxation of such investments may have a material adverse impact on the fund.

The following information supplements the information found under "Principal Investment Risks" under the heading "Investment Details" in the "Fund Basics" section.

Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which the fund’s positions trade or of its clearing houses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a particular commodity futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. If triggered, these limits could prevent the fund from liquidating unfavorable positions and subject the fund to losses or prevent it from entering into desired trades during the particular trading day. A commodity futures contract could also move to the daily limit for several consecutive trading days with little or no trading, thereby further prolonging the liquidation of positions and subjecting some holders of such futures contracts to additional losses. In extraordinary circumstances, a futures exchange or the applicable regulator could suspend trading in a particular futures contract, or order liquidation or settlement of all open positions in such contract.

ARRSI-16-01 1.820980.124	April 1, 2016

Supplement to the
Fidelity® Strategic Real Return Fund
November 28, 2015
Prospectus

The following information replaces similar information in the first paragraph found under "Principle Investment Strategies" under the heading "Investment Details" in the "Fund Basics" section.

The Adviser defines real return as total return reduced by the expected impact of inflation. In seeking real return, the Adviser expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked derivative instruments and related investments, and REITs and other real estate related investments.

The following information replaces the similar information in the third paragraph found under "Principal Investment Strategies" under the heading "Investment Details" in the "Fund Basics" section.

The floating rate loan category includes floating rate loans, many of which are lower quality, and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category includes U.S. dollar-denominated inflation-protected debt securities such as those issued by the U.S. Treasury, inflation-protected debt securities issued by other U.S. Government agencies and instrumentalities and other entities such as corporations and foreign governments, mortgage and other debt securities, swaps, and futures. The commodity-linked derivative instruments and related investments category includes commodity-linked notes, other commodity-linked derivative instruments, such as commodity futures and swaps, and commodity-related equity securities that seek to outperform the performance of an index chosen by the Adviser to represent the commodities market, as well as short-term investment-grade debt securities. As of September 30, 2015, the Adviser was using the Bloomberg Commodity Index Total Return to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry.

The following information replaces the similar information in the third paragraph found under "Description of Principal Security Types" under the heading "Investment Details" in the "Fund Basics" section.

Commodity-linked derivative instruments are indexed to a single commodity or basket of commodities. Commodity-linked derivative instruments may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change.

The following information replaces the similar information found under "Principal Investment Risks" under the heading "Investment Details" in the "Fund Basics" section.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of individual commodities and the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, and may be subject to the credit risks associated with the issuer or counterparty. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures. In addition, the regulatory and tax environment for commodity linked derivative instruments is evolving, and changes in the regulation or taxation of such investments may have a material adverse impact on the fund.

The following information supplements the information found under "Principal Investment Risks" under the heading "Investment Details" in the "Fund Basics" section.

Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which the fund’s positions trade or of its clearing houses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a particular commodity futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. If triggered, these limits could prevent the fund from liquidating unfavorable positions and subject the fund to losses or prevent it from entering into desired trades during the particular trading day. A commodity futures contract could also move to the daily limit for several consecutive trading days with little or no trading, thereby further prolonging the liquidation of positions and subjecting some holders of such futures contracts to additional losses. In extraordinary circumstances, a futures exchange or the applicable regulator could suspend trading in a particular futures contract, or order liquidation or settlement of all open positions in such contract.

RRS-16-01 1.820982.119	April 1, 2016